International Bancshares Corporation (Parent Company Only) Financial Information Statements of Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Expenses:
Interest expense (Debentures)	$ 6,989	$ 5,392	$ 4,600
Income before federal income taxes and equity in undistributed net income of subsidiaries	272,583	221,642	197,003
Income tax expense	56,652	64,206	63,071
Net income	215,931	157,436	133,932
Parent Company | Reportable Legal Entities
Income:
Dividends from subsidiaries	105,000	64,600	84,432
Interest income on notes receivable			2
Interest income on other investments	8,208	8,100	8,958
Other	1,988	26	255
Total income	115,196	72,726	93,647
Expenses:
Interest expense (Debentures)	6,989	5,392	4,600
Other	2,930	5,648	3,637
Total expenses	9,919	11,040	8,237
Income before federal income taxes and equity in undistributed net income of subsidiaries	105,277	61,686	85,410
Income tax expense	481	(2,076)	311
Income before equity in undistributed net income of subsidiaries	104,796	63,762	85,099
Equity in undistributed net income of subsidiaries	111,135	93,674	48,833
Net income	$ 215,931	$ 157,436	$ 133,932